Financial Liabilities at Amortized Cost - Schedule of Current Accounts and Other Demand Deposits (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Accounts and Other Demand Deposits [Abstract]
Current accounts	$ 11,769,419	$ 11,025,685
Other demand obligations	1,750,048	1,573,962
Demand deposits accounts	652,075	625,923
Other demand deposits	459,255	445,223
Total	$ 14,630,797	$ 13,670,793